LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY (Tables)	9 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Schedule of loan composition
	2012		2011
(in thousands)	Amount	% of Total	Amount	% of Total
Commercial & Industrial	$201,363	36.9%	$154,011	32.6%
Commercial real estate (“CRE”) Owner-occupied	112,040	20.5%	111,179	23.5%
CRE Investment	71,520	13.1%	66,577	14.1%
Construction & Land Development	26,964	5.0%	24,774	5.2%
Residential Construction	7,670	1.4%	9,363	2.0%
Residential First Mortgage	79,543	14.6%	56,392	11.9%
Residential Junior Mortgage	40,928	7.5%	42,699	9.0%
Retail & Other	5,680	1.0%	7,494	1.7%
Loans	545,708	100.0%	472,489	100.0%
Less allowance for loan losses	6,491		5,899
Loans, net	$539,217		$466,590

Schedule of changes in ALLL by portfolio segment

Allowance for Loan Losses (ALLL):	Commercial & Industrial	Owner-occ. CRE	Investment CRE	Construction & Land Development	Residential Construction	Residential First Mortgage	Residential Junior Mortgage	Retail & Other	Total
Beginning balance December 31, 2011	$1,965	$347	$393	$2,035	$311	$405	$419	$24	$5,899
Provision for loan losses charged to operations	806	1,507	210	154	205	310	125	33	3,350
Loans charged off	129	1,327	305	307	396	216	118	38	2,836
Recoveries	34	9	—	22	—	7	5	1	78
Ending balance September 30, 2012	$2,676	$536	$298	$1,904	$120	$506	$431	$20	$6,491
As percent of ALLL

ALLL attributed to individually evaluated loans	$—	$165	$—	$—	$—	$—	$—	$—	$165
ALLL attributed to collectively evaluated loans	2,676	371	298	1,904	120	506	431	20	6,326
Ending balance	$2,676	$536	$298	$1,904	$120	$506	$431	$20	$6,491

Loans:
Individually evaluated	$3,986	$354	$380	$8,558	$397	$1,326	$—	$151	$15,152
Collectively evaluated	197,377	111,686	71,140	18,406	7,273	78,217	40,928	5,529	530,556
Total loans	$201,363	$112,040	$71,520	$26,964	$7,670	$79,543	$40,928	$5,680	$545,708

Less ALLL	$2,676	$536	$298	$1,904	$120	$506	$431	$20	$6,491
Net loans	$198,687	$111,504	$71,222	$25,060	$7,550	$79,037	$40,497	$5,660	$539,217

Schedule of nonaccrual loans by portfolio segment

(in thousands)	2012	% to Total	2011	% to Total
Commercial & Industrial	$3,986	26.3%	$1,596	16.8%
CRE Owner-occupied	354	2.3%	934	9.9%
CRE Investment	380	2.5%	716	7.6%
Construction & Land Development	8,558	56.5%	3,367	35.5%
Residential Construction	397	2.6%	1,480	15.6%
Residential First Mortgage	1,326	8.8%	1,129	11.9%
Residential Junior Mortgage	—	—%	105	1.1%
Retail & Other	151	1.0%	149	1.6%
Loans	$15,152	100.0%	$9,476	100%

Schedule of summary of loans by credit quality indicator based on internally assigned credit grade

(in thousands)	Grades 1–4	Grade 5	Grade 6	Grade 7	Grade 8	Grade 9	Total
Commercial & Industrial	$193,018	$958	$1,381	$6,006	$—	$—	$201,363
CRE Owner-occupied	101,139	7,042	2,054	1,640	165	—	112,040
CRE Investment	60,375	10,009	—	1,136	—	—	71,520
Construction & Land Development	11,240	923	885	13,916	—	—	26,964
Residential Construction	6,739	—	—	931	—	—	7,670
Residential First Mortgage	76,066	1,102	—	2,375	—	—	79,543
Residential Junior Mortgage	40,091	216	249	372	—	—	40,928
Retail & Other	5,529	—	—	151	—	—	5,680
Total loans	$494,197	$20,250	$4,569	$26,527	$165	$—	$545,708

Schedule of loans by past due status

	September 30, 2012
(in thousands)	30–89 Days Past Due (accruing)	90 Days & Over or non-accrual	Current	Total
Commercial & Industrial	$100	$3,986	$197,277	$201,363
CRE Owner-occupied	1,857	354	109,829	112,040
CRE Investment	—	380	71,140	71,520
Construction & Land Development	—	8,558	18,406	26,964
Residential Construction	—	397	7,273	7,670
Residential First Mortgage	—	1,326	78,217	79,543
Residential Junior Mortgage	—	—	40,928	40,928
Retail & Other	14	151	5,515	5,680
Total loans	$1,971	$15,152	$528,585	$545,708
As a percent of total loans	0.4%	2.8%	96.8%	100.0%

	December 31, 2011
	30–89 Days Past Due (accruing)	90 Days & Over or on non-accrual	Current	Total
Commercial	$1,278	$2,530	$261,382	$265,190
Real Estate-Commercial	—	716	65,861	66,577
Real Estate-Residential	330	1,129	54,933	56,392
Construction	1,139	4,847	28,151	34,137
Consumer	123	254	49,816	50,193
Total loans	$2,870	$9,476	$460,143	$472,489
As a percent of total loans	0.6%	2.0%	97.4%	100.0%

Schedule of impaired loans
The following table presents impaired loans as of the dates indicated:
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
September 30, 2012
With no related allowance:
Commercial & Industrial	$3,986	$4,432	$—	$2,330	$274
CRE Owner-occupied	60	60	—	298	12
CRE Investment	380	409	—	370	17
Construction & Land Development	8,558	8,692	—	7,289	374
Residential Construction	397	446	—	811	18
Residential First Mortgage	1,326	1,369	—	739	49
Residential Junior Mortgage	—	—	—	62	—
Retail & Other	151	151	—	151	—
With a related allowance:			—
Commercial & Industrial	$—	$—	—	$1,243	$—
CRE Owner-occupied	294	294	165	431	—
CRE Investment	—	—	—	179	—
Construction & Land Development.	—	—	—	30	—
Residential Construction	—	—	—	370	—
Residential First Mortgage	—	—	—	95	—
Residential Junior Mortgage	—	—	—	—	—
Retail & Other	—	—	—	—	—
Total:
Commercial & Industrial	$3,986	$4,432	—	$3,573	$274
CRE Owner-occupied	354	354	165	728	12
CRE Investment	380	409	—	549	17
Construction & Land Development	8,558	8,692	—	7,319	374
Residential Construction	397	446	—	1,181	18
Residential First Mortgage	1,326	1,369	—	834	49
Residential Junior Mortgage	—	—	—	62	—
Retail & Other	151	151	—	151	—
Total	$15,152	$15,853	$165	$14,397	$744

The following is a summary of information pertaining to impaired loans as of December 31, 2011:

Impaired loans for which a specific allowance has been provided	$3,353,000
Impaired loans for which no specific allowance has been provided	6,274,000
Total loans determined to be impaired	$9,627,000
Specific allowance provided for impaired loans, included in the allowance for loan losses	$549,000
Average investment in year-end impaired loans	$19,096,000
Cash basis interest income recognized on year-end impaired loans	$373,000